UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                 |_| is a restatement.
                                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Matrix Asset Advisors, Inc.

                                 Address: 747 Third Avenue, 31st Floor

                                          New York, NY  10017

                                 13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017                 November 13, 2006
------------------------        -------------------         --------------------
                                |X|  13F HOLDINGS REPORT.
                                |_|  13F NOTICE.
                                |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                       Name

FORM 13F INFORMATION TABLE

                           TITLE OF                       VALUE     SHARES/  SH/ PUT/  INVSTMT   OTHER           VOTING AUTHORITY
    NAME OF ISSUER          CLASS           CUSIP        (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS       SOLE   SHARED  NONE
-----------------------    --------       ---------      --------   -------  --- ----  ------- ----------      -----  ------  ----
3M Company                 COM             88579y101         937       12585 SH        Sole                    12585
American International
  Group I                  COM             026874107       51118      771483 SH        Sole                   628483          143000
American Power
  Conversion               COM             029066107       50043     2278811 SH        Sole                  1813811          465000
Ametek, Inc.               COM             031100100         213        4900 SH        Sole                     4900
BP PLC - ADR               COM             055622104         399        6088 SH        Sole                     6088
Bank of America Corp.      COM             060505104       48556      906395 SH        Sole                   736395          170000
Bank of New York           COM             064057102       42391     1202250 SH        Sole                   962250          240000
Bellsouth Corp.            COM             079860102         230        5379 SH        Sole                     5379
Belvedere Resources, Ltd.  COM             080903107           5       10000 SH        Sole                    10000
Biomet                     COM             090613100         504       15650 SH        Sole                    15650
Boston Scientific          COM             101137107       31764     2147670 SH        Sole                  1777670          370000
CVS Corp.                  COM             126650100         276        8600 SH        Sole                     8600
Chevron Corp.              COM             166764100       41353      637575 SH        Sole                   501075          136500
China Direct Trading
  Corp.                    COM             16938E102           3       48775 SH        Sole                    48775
Chubb Corp.                COM             171232101         230        4428 SH        Sole                     4428
Cisco Systems Inc          COM             17275R102       33827     1472005 SH        Sole                  1172005          300000
Citigroup                  COM             172967101       49161      989744 SH        Sole                   793744          196000
Coca Cola                  COM             191216100        1147       25681 SH        Sole                    25681
Comcast Corp. - Special
  Class                    COM             20030N200       50864     1381797 SH        Sole                  1107797          274000
Dollar General             COM             256669102       44840     3289805 SH        Sole                  2669805          620000
Enviornmental Energy
  Service                  COM             29406q101           1       10000 SH        Sole                    10000
Exxon Mobil Corporation    COM             30231g102       13789      205501 SH        Sole                   205501
First Data Corp.           COM             319963104       38224      910090 SH        Sole                   710090          200000
First Place Financial
  Corp.                    COM             33610t109         567       25034 SH        Sole                    25034
Gap Inc.                   COM             364760108       46754     2467253 SH        Sole                  1977253          490000
General Electric Co.       COM             369604103       53465     1514582 SH        Sole                  1227582          287000
Goldman Sachs Group, Inc.  COM             38141G104         201        1186 SH        Sole                     1186
Intel Corporation          COM             458140100       41428     2013982 SH        Sole                  1641982          372000
International Business
  Machine                  COM             459200101         220        2686 SH        Sole                     2686
J. P. Morgan Chase & Co.   COM             46625H100       42845      912371 SH        Sole                   727871          184500
Johnson & Johnson          COM             478160104       14588      224636 SH        Sole                   179636           45000
MedImmune Inc              COM             584699102       52737     1801750 SH        Sole                  1449750          352000
Merck & Co., Inc.          COM             589331107         760       18148 SH        Sole                    18148
Merrill Lynch & Co.        COM             590188108       38965      498151 SH        Sole                   400851           97300
Microsoft Corporation      COM             594918104       52230     1909701 SH        Sole                  1530701          379000
Morgan Stanley             COM             617446448       47009      644748 SH        Sole                   516448          128300
Novellus Systems           COM             670008101       44580     1611706 SH        Sole                  1302406          309300
Pfizer, Inc.               COM             717081103       50432     1778268 SH        Sole                  1431268          347000
Ross Stores Inc.           COM             778296103       36009     1417130 SH        Sole                  1125130          292000
Royal Dutch Shell PLC
  ADR - A                  COM             780259206         365        5525 SH        Sole                     5525
Sky Financial Group Inc.   COM             83080p103         408       16392 SH        Sole                    16392
Symbol Technologies,
  Inc.                     COM             871508107       63403     4266688 SH        Sole                  3542688          724000
The St. Joe Company        COM             790148100         228        4150 SH        Sole                     4150
Tidewater Inc.             COM             886423102       31772      718980 SH        Sole                   581980          137000
Time Warner Inc            COM             887317105       52620     2886472 SH        Sole                  2296472          590000
Triangle MultiMedia Inc.   COM             895891109           0     1000000 SH        Sole                  1000000
Tyco International LTD.    COM             902124106       43921     1569156 SH        Sole                  1239156          330000
Verizon Communications     COM             92343v104         535       14414 SH        Sole                    14414
Vishay Intertechnology     COM             928298108       42918     3056825 SH        Sole                  2461825          595000
Wachovia Corp.             COM             929903102         540        9675 SH        Sole                     9675
Wal-Mart Stores, Inc.      COM             931142103       49716     1008039 SH        Sole                   802039          206000
Wells Fargo Company        COM             949746101         319        8818 SH        Sole                     8818
Western Union              COM             959802109        1869       97360 SH        Sole                    90660            6700
Wyeth                      COM             983024100       46586      916327 SH        Sole                   732327          184000
E-Kong Group Ltd.                          G2952Q109           1       12500 SH        Sole                    12500
Prism Support Hldgs
  LLC                                      3030551             0      250000 SH        Sole                   250000
OceanBoy Farms Inc.                        674990528           0      124995 SH        Sole                   124995
REPORT SUMMARY                          57 DATA RECORDS  1357866    49152860                                39982260         9170600